Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Jan. 31, 2026
Accrued Expenses and Other Liabilities (Details) [Line Items]
Award requires		$ 2.8
GEM Global [Member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Interest rate	9.00%	9.00%
Global Yield LLC SCS and Yield Bahamas Limited (GEM) [Member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Total payment	$ 3.1	$ 3.1
Payments to GEM	1.5
Remained outstanding payment	$ 1.6	$ 1.6
Global Yield LLC SCS and Yield Bahamas Limited (GEM) [Member] | Subsequent Event [Member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Remained outstanding payment			$ 1.6
GEM Yield Bahamas Limited (collectively “GEM”) [Member] | Subsequent Event [Member]
Accrued Expenses and Other Liabilities (Details) [Line Items]
Total payment			$ 3.1